Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 19 - FAIR VALUE MEASUREMENT:

Fair value hierarchy

The following tables detail the Company’s assets and liabilities, measured or disclosed at fair value, using a three-level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability.

As of December 31, 2021:

	Level 1	Level 2	Level 3
Warrants	-	1,589	-
Financial derivative	-	133	-
Tradable warrants	1,493	-	-
Total	1,493	1,722	-

As of December 31, 2020:

	Level 1	Level 2	Level 3
Warrants	-	-	219
SAFE	-	-	1,273

Total	-	-	1,492

Details regarding fair value measurement at Level 2

The fair value of the warrants was measured using the Black-Scholes model. The following inputs were used to determine the fair value:

Expected term of warrant (1) – 2.54-3.54 years.

Expected volatility (2) – 55.3%-57.8%.

Risk-free rate (3) – 1.35%.-1.59%

Expected dividend yield – 0%.

(1)	Based on contractual terms.

(2)	Based on the historical volatility of the Company’s Ordinary Shares.

(3)	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.

The fair value of the derivative was measured using Monte-Carlo Simulation.

The following inputs were used to determine the fair value:

Expected term of derivative (1) 4.54 years.

Expected volatility (2) – 53%.

Discount Rate – 92.5%

(1)	Based on contractual terms.

(2)	Based on the historical volatility of the Company’s Ordinary Shares.

(3)	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.

As of December 31, 2021, the fair value measurement of the warrant’s securities in the table above, was estimated using the Black Scholes model, based on a variety of significant unobservable inputs and thus represent a level 2 measurement within the fair value hierarchy.

The key inputs that were used in the warrants valuation were: risk-free interest rate between 0.19% and 0.73% and expected volatility between 55.3%-57.8%.

As of December 31, 2020, the fair value measurement of the SAFE and the warrant’s securities in the table above, was estimated using the Black Scholes model, based on a variety of significant unobservable inputs a thus represent a level 3 measurement within the fair value hierarchy.

The key inputs that were used in warrants and the SAFE were: the risk-free interest rate- 0.9% and 1.2% and expected volatility-50% between 53.2%-56%.

The carrying amounts of other current assets and other payables are assumed to approximate their fair values due to their short-term nature.

Movements in level 1 liabilities during the financial year are set out below:

Tradable warrants
Balance as of December 31, 2020	-

Additions	4,516
Conversion	(2,070)
Gains (losses) recognized in profit or loss	(1,120)
Adjustments arising from translating financial operation	167
Balance as of December,31 2021	1,493

Movements in level 2 liabilities during the financial year are set out below:

	Warrants	SAFE	Convertible loan	Financial derivative	Total
Balance as of December 31, 2020	219	1,273	-	-	1,492
Gains (losses) recognized in profit or loss	(19)	2,330	612	450	3,373
Additions	-	4,161	3,047	310	7,518
Interest	-		60	-	60
Conversion	-	(6,680)	(3,361)	(656)	(10,697)
Adjustments arising from translating financial operation	(4)	(45)	(4)	29	(24)
Balance as of December,31 2021	196	1,039	354	133	1,722

Movements in level 3 liability during 2020 is set out below:

	Convertible loan	Convertible note	Warrants	Total
December 31, 2019	(4,685)	-	-	(4,685)
Receipt	(1,021)	(1,236)	-	(2,257)
Loss due to change in fair value	(689)	-	(204)	(893)
Gains recognized in other comprehensive loss	(473)	(37)	(15)	(525)
Conversion to shares	6,868	-	-	6,868
December 31, 2020	-	(1,273)	(219)	(1,492)